CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2021
Disclosure Of Additional Information [Abstract]
CAPITAL MANAGEMENT	CAPITAL MANAGEMENT
The primary objective of managing the group's capital is to ensure that there is sufficient capital available to support the funding requirements of the group, including capital expenditure, in a way that optimises the cost of capital, maximises shareholders' returns and ensures that the group remains in a sound financial position.

The capital structure of the group consists of net debt (borrowings as detailed in note 24, offset by cash and bank balances detailed in note 22) and equity of the group (comprising share capital and premium and accumulated reserves and non-controlling interests).

The group manages and makes adjustments to the capital structure as opportunities arise in the market place, as and when borrowings mature, or as and when funding is required. This may take the form of raising equity, market or bank debt or hybrids thereof.

The group manages capital using various financial metrics including the ratio of Adjusted net debt to Adjusted EBITDA (gearing). Both the calculation of Adjusted net debt and Adjusted EBITDA are based on the formula included in the Revolving Credit Agreements. The loan covenant ratio of Adjusted net debt to Adjusted EBITDA should not exceed 3.5 times. The facility also makes provision for the ability of the group to have a leverage ratio of greater than 3.5 times but less than 4.5 times, subject to certain conditions, for one measurement period not exceeding six months, during the tenor of the facility.

The group had no major issuance of equity during the year.

A full analysis of the borrowings as presented on the statement of financial position is included in note 24. During October and November 2021 the $750m rated bonds due 2022 issued during July 2012, were redeemed. During October 2021 the Company concluded a 7-year $750m bond offering, priced at 3.375% per annum due 2028. The bonds were issued on 22 October 2021 with interest accruing from that date. Coupons are payable on a semi-annual basis payable in May and November each year and the bonds are repayable on 1 November 2028.

The $300m, $700m and the new $750m rated bonds are fully and unconditionally guaranteed by AngloGold Ashanti Limited.

During December 2021, the group entered into a new syndicated three-year unsecured multi-currency revolving credit facility of $150m. Facility A is a US dollar- based facility with interest charged at a margin of 6.7% above LIBOR and facility B is a Tanzanian Shilling facility capped at the approximate equivalent of $87m with interest charged at a margin of 5% plus a reference rate as determined by the lending agent. The facility is repayable at either 26 August 2024 or 17 December 2024 depending on the fulfilment of certain conditions in the borrowing agreement.

The interest margin on the five-year unsecured multi-currency syndicated revolving credit facility of $1.4bn with a group of banks will reduce should the group’s credit rating improve from its current BB+/Baa3 status and should increase if its credit rating worsens. The A$500m portion of this facility will be used to fund the working capital and development costs associated with the group's mining operations within Australia without eroding the group's headroom under its other facilities and exposing the group to foreign exchange gains/losses.

Amounts are converted to US dollar at year end exchange rates.
Gearing ratio (Adjusted Net debt to Adjusted EBITDA)

	US Dollars
Figures in millions	2021	2020	2019

Adjusted net debt from continuing operations
Borrowings - non-current portion (note 24)	1,858	1,789	1,299
Lease liabilities - non-current portion (note 14)	124	116	126
Borrowings - current portion (note 24)	51	142	734
Lease liabilities - current portion (note 14)	61	37	45
Total borrowings	2,094	2,084	2,204
Less: cash and cash equivalents (note 22)	(1,154)	(1,330)	(456)
Net debt	940	754	1,748

Adjustments:
IFRS16 lease adjustments	(149)	(106)	(119)
Unamortised portion of borrowing costs	32	22	16
Cash restricted for use (note 21)	(58)	(73)	(64)
Adjusted net debt	765	597	1,581

The Adjusted EBITDA calculation included in this note is based on the formula included in the Revolving Credit Agreements for compliance with the debt covenant formula.
Adjusted EBITDA from continuing operations
Profit (loss) before taxation	958	1,589	619
Add back:
Finance costs and unwinding of obligations (note 6)	116	177	172
Interest income	(58)	(27)	(14)
Amortisation of tangible, intangible and right of use assets (note 4)	477	570	583
Other amortisation	4	6	6
Associates and joint ventures’ adjustments for amortisation, interest and taxation	183	168	149
EBITDA	1,680	2,483	1,515

Adjustments:
Foreign exchange and fair value adjustments	43	—	12
Dividend income	—	(2)	—
Retrenchment and related costs	20	2	7
Care and maintenance costs (note 5)	45	—	47
Impairment, derecognition of assets and (profit) loss on disposal	(11)	1	6
Profit on disposal of joint ventures	—	(19)	—
Premium on settlement of bonds	24	—	—
Loss (gain) on non-hedge derivatives and other commodity contracts	—	5	(5)
Associates and joint ventures’ share of costs	—	—	(2)
Adjusted EBITDA (as defined in the Revolving Credit Agreements)	1,801	2,470	1,580
Gearing ratio (Adjusted net debt to Adjusted EBITDA)	0.42:1	0.24:1	1.00:1
Maximum debt covenant ratio allowed per agreement	3.5:1	3.5:1	3.5:1